Golden Pear Funding AssetCo, LLC

Golden Pear Funding OpCo, LLC

PEAR 2022-1, LLC

Golden Pear Securitization, Series 2022-1

Consultant Report

October 4, 2022

For information related to this report, contact:

CBIZ MHM, LLC

401 Plymouth Road, Suite 200

Plymouth Meeting, PA 19462

M. Michael Aquino	Kristin D. Stanton
Lead Managing Director	Senior Manager
(610) 862-2737	(610) 862-2205
maquino@cbiz.com	kstanton@cbiz.com

This Report is for CLIENT’s Internal Use Only and Should Not Be Relied
Upon By Any Third Party.

Golden Pear Securitization, Series 2022-1	Consulting Report

Consultant Engagement

Client and Seller Name:	Golden Pear Funding AssetCo, LLC
525 Washington Blvd., Suite 2015
Jersey City, NJ 07310

Company and Issuer Address:	PEAR 2022-1, LLC
525 Washington Blvd., Suite 2015
Jersey City, NJ 07310

Client and Company Principal Contact:	Dan Amsellem

Client and Company Phone Number:	212-792-8104

Consultants:	David Aquino
Alan Goldenberg
Tara Haurin
Ashley Lawrence
Kristin D. Stanton
Marialuisa Veneziale

Report Date:	October 4, 2022

Engagement Dates:	August 24 – October 4, 2022

Client and Company Contact: Dan Amsellem – Chief Financial Officer

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Golden Pear Securitization, Series 2022-1	Consulting Report

October 4, 2022

PRIVATE & CONFIDENTIAL

Mr. Dan Amsellem

Golden Pear Funding

Chief Financial Officer

525 Washington Blvd, Suite 2015

Jersey City, NJ 07310

Dear Mr. Amsellem:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Golden Pear Funding AssetCo, LLC (“GP AssetCo”, “Seller”, “you” or the “Client”), Golden Pear Funding OpCo, LLC (“GP OpCo” or “Servicer”) and PEAR 2022-1, LLC (“Issuer” or “Company”) in connection with the Preliminary Private Placement Memorandum for the Golden Pear Securitization, Series 2021-1 (“PPM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated August 18, 2022.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

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Golden Pear Securitization, Series 2022-1	Consulting Report

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultant(s)”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated August 18, 2022 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:          ___________________________________________

M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

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Golden Pear Securitization, Series 2022-1	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated August 18, 2022 with no third party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

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Golden Pear Securitization, Series 2022-1	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Dan Amsellem	Chief Financial Officer	7 years
Maria Ocasio	VP of Portfolio Management	4 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

•	Client, GP AssetCo, or Seller	Golden Pear Funding AssetCo, LLC
•	GP OpCo or Servicer	Golden Pear Funding OpCo, LLC
•	Issuer or Company	PEAR 2022-1, LLC
•	M	$000s
•	MM	$000,000s
•	PPM	Preliminary Private Placement Memorandum dated TBD
•	Final PPM	Final Private Placement Memorandum dated TBD
•	Transaction	Golden Pear Securitization, Series 2022-1
•	Case Cash	JV Partner of Golden Pear

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

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Golden Pear Securitization, Series 2022-1	Consulting Report

TABLE OF CONTENTS

SCOPE OF SERVICES	8
A. RESULTS OF TESTING	11

EXHIBITS

A.1       DATA INTEGRITY TEST FOR ADVANCES

A.2        RECALCULATION OF SCOPE OF SERVICES STEPS 3 & 4

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Golden Pear Securitization, Series 2022-1	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER DATED AUGUST 18, 2022
BY AND BETWEEN CBIZ MHM, LLC (“CBIZ”) AND
GOLDEN PEAR FUNDING ASSETCO, LLC (“GP ASSETCO”, “SELLER”, “YOU”, OR THE
“CLIENT”), GOLDEN PEAR FUNDING OpCo, LLC (GP OPCO” OR “SERVICER”) AND
PEAR 2022-1, LLC (“ISSUER” OR “COMPANY”)

Relevant Entities:

Golden Pear Funding AssetCo, LLC (“GP AssetCo”, “Seller”, “you” or the “Client”), Golden Pear Funding OpCo, LLC (“GP OpCo” or “Servicer”) and PEAR 2022-1, LLC (“Issuer” or “Company”)

Time Periods to be tested:

Data Tape as of July 31, 2022

Location:

Testing to be performed remotely in CBIZ’s office

Additional Request:

Document all discussions with and inquiries of management.

Note: Samples are selected as noted in the Statement of Work.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Client and Company that provided assistance and/or are referenced in the Consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Note that the names of Obligors should remain anonymous in documenting test results.

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Golden Pear Securitization, Series 2022-1	Consulting Report

SCOPE OF SERVICES

CBIZ to perform the following procedures to verify the completeness and accuracy of the litigation funding lien and medical lien assets (“Receivables Pool” or “Pledged Receivables”) included in the data tape utilized for the Preliminary Private Placement Memorandum for the Golden Pear Securitization, Series 2022-1 (“PPM”), which date still needs to be determined (“Transaction”). For Scope steps A.1 through A.3, which relates to the data tape testing (“Data Tape”), the effective date is as of July 31, 2022. For Scope steps A.4 and A.5, an effective date of September 15, 2022 was utilized and tested.

CBIZ will judgmentally sample the following assets from the Date Tape (“Sample Group”):

a.	90 litigation receivable assets; and
b.	10 medical receivable assets.

CBIZ will perform the following procedures.

A.	From the July 31, 2022 Data Tape provided by the Client, judgmentally select the Sample Group and perform the below data integrity test (the “Data Integrity Review”). For items marked below as “confirm”, note whether the item is noted as part of the underlying source documentation. For items marked as “compare”, agree the item on the Data Tape to the Servicer’s underlying operating system. For items marked as “recalculate”, recalculate the noted item listed below for accuracy:

1.	Perform the following to verify the existence of the Receivable asset:

a.	Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape.
b.	Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company.
c.	Compare advance type per the Data Tape to the CSS or accounting records.
d.	Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system).

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.
b.	Recalculate months since most recent advance date for each selection and agree to the Data Tape information.
c.	Compare the Raw Claim Type as shown in the Data Tape to the accounting records.

3.	For the Sample Group, Compare the Raw Primary Carrier as shown in the Data Tape to the accounting records or CSS.

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Golden Pear Securitization, Series 2022-1	Consulting Report

4.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client as of September 15, 2022:

a.	Agree the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.
b.	Recalculate the formulas in the designated tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy.

5.	Agree the designated tables in the Indicative Portfolio & Strats data file provided by the Client as of September 15, 2022 to the corresponding items in Appendix A of the Preliminary PPM.

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Golden Pear Securitization, Series 2022-1	Consulting Report

A. Data Integrity Review

The Client provided a month-end electronic data file as of July 31, 2022 for all Pledged Receivables for Scope Steps A.1 – A.3. The Client also provided an Indicative Portfolio and Strats data file as of September 15, 2022 for Scope Steps A.4 and A.5.

For Steps A.1 - A.3, the Consultants judgmentally selected a sample of 100 assets (“Sample Group”) consisting of:

a.	90 litigation receivable assets; and
b.	10 medical receivable assets.

All 100 Pledged Receivables were tested according to the requested Scope procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 100 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
1. Perform the following to verify the existence of the Receivable asset:
a. Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape	100	0	0%
b. Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company	100	0	0%
c. Compare advance type per the Data Tape to the CSS or accounting records	100	0	0%
d. Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system)	100	0	0%
2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:
a. Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.	100	0	0%
b. Recalculate months since most recent advance for each selection and agree to the Data Tape	100	0	0%
c. Compare Raw Claim Type as shown in the Data Tape to the accounting records	100	0	0%

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Golden Pear Securitization, Series 2022-1	Consulting Report

1.	Perform the following to verify the existence of the Receivable asset:

a.	The Consultants Confirmed the contract advance amount per legal contract to the principal amount per the Data Tape without exception.
b.	The Consultants Compared the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or Accounting Records without exception.

c.	The Consultants Compared advance type per the Data Tape to the CSS or Accounting Records without exception.
d.	The Consultants Confirmed the contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system) without exception.

2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	The Consultants Compared the most recent advance date reported in the Data Tape to the accounting records or by inspecting trial balance report from CCS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CCS report without exception.
b.	The Consultants recalculated months since most recent advance date for each selection and agreed to the Data Tape information without exception.
c.	The Consultants Compared the Raw Claim Type as shown in the Data Tape to the accounting records without exception.

3.	For the 100 assets, the Consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records without exception.

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
Compare Raw Primary Carrier as shown in the Data Tape to the accounting records	100	0	0%

4.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client as of September 15, 2022:

a.	The Consultants agreed without exception the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file as of September 15, 2022 provided by the Client to the Data Tape.

LITIGATION RECALCULATIONS	PER COMPANY	PER CONSULTANTS
Number of Individual Advances	1,384	1,384
Total Portfolio Principal Advance Amount	$84,619,111	$84,619,111

MEDICAL RECALCULATIONS	PER COMPANY	PER CONSULTANTS
Number of Individual Advances	16,807	16,807
Total Portfolio Principal Advance Amount	$12,029,843	$12,029,843

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Golden Pear Securitization, Series 2022-1	Consulting Report

b.	The Consultants recalculated the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client as of September 15, 2022 for accuracy without exception. See Step 5.

5.	The Consultants agreed the following tables in the Indicative Portfolio & Strats data file provided by the Client as of September 15, 2022 to the corresponding items in Appendix A of the Preliminary PPM without exception. Please see Appendix A in Exhibit A.2.

For the Litigation Strats, the following were recalculated for accuracy:

•	Composition of the Receivable Pool
•	Advance Type
•	Unique Obligor
•	Injury/ Case Type
•	Payment Source
•	Payment Source NAIC Rating
•	Law Firm
•	Months from Earliest Advance Date
•	Months from Most Recent Advance Date
•	Expected Case Worth Ratio
•	Plaintiff State

For the Medical Strats, the following were recalculated for accuracy:

•	Composition of the Receivable Pool
•	Advance Type
•	Unique Obligor
•	Injury/ Case Type
•	Payment Source
•	Payment Source NAIC Rating
•	Law Firm
•	Months from Earliest Advance Date
•	Months from Most Recent Advance Date
•	Expected Case Worth Ratio
•	Medical Service Provider
•	Plaintiff State

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Golden Pear - Golden Pear Securitization, Series 2022-1 July 31, 2022	Exhibit A.1

Golden Pear - Golden Pear Securitization, Series 2022-1 July 31, 2022 Exhibit A.1 Client ID Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier Contract Advance Amount Contract Advance Amount Proof of Payment 1 Client 28831 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 2 Client 9156 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 3 Client 22310 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 4 Client 9910 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 5 Client 42500 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 6 Client 4877 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 7 Client 57273 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 8 Client 2763 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 9 Client 25090 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 10 Client 21553 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 11 Client 34264 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 12 Client 32282 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 13 Client 31291 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 14 Client 55617 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 15 Client 1595 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 16 Client 24052 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 17 Client 32502 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 18 Client 34016 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 19 Client 49558 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 20 Client 19419 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 21 Client 32478 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 22 Client 33738 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 23 Client 16724 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 24 Client 21531 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 25 Client 63925 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 26 Client 10990 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 27 Client 16448 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 28 Client 45204 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 29 Client 51165 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 30 Client 11440 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 31 Client 32502 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 32 Client 9214 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 33 Client 53149 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 34 Client 23021 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 35 Client 33654 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 36 Client 34016 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 37 Client 53836 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 38 Client 63641 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 39 Client 20396 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 40 Client 26649 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 41 Client 32600 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 42 Client 41520 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 43 Client 42216 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 44 Client 33437 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 45 Client 28602 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 46 Client 18018 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 47 Client 12460 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 48 Client 18933 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE

Golden Pear - Golden Pear Securitization, Series 2022-1 July 31, 2022	Exhibit A.1

Golden Pear - Golden Pear Securitization, Series 2022-1 July 31, 2022 Exhibit A.1 Client ID Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier Contract Advance Amount Contract Advance Amount Proof of Payment 1 Client 28831 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 2 Client 9156 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 3 Client 22310 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 4 Client 9910 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 5 Client 42500 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 6 Client 4877 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 7 Client 57273 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 8 Client 2763 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 9 Client 25090 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 10 Client 21553 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 11 Client 34264 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 12 Client 32282 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 13 Client 31291 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 14 Client 55617 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 15 Client 1595 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 16 Client 24052 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 17 Client 32502 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 18 Client 34016 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 19 Client 49558 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 20 Client 19419 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 21 Client 32478 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 22 Client 33738 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 23 Client 16724 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 24 Client 21531 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 25 Client 63925 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 26 Client 10990 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 27 Client 16448 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 28 Client 45204 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 29 Client 51165 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 30 Client 11440 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 31 Client 32502 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 32 Client 9214 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 33 Client 53149 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 34 Client 23021 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 35 Client 33654 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 36 Client 34016 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 37 Client 53836 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 38 Client 63641 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 39 Client 20396 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 40 Client 26649 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 41 Client 32600 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 42 Client 41520 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 43 Client 42216 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 44 Client 33437 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 45 Client 28602 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 46 Client 18018 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 47 Client 12460 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 48 Client 18933 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE

Golden Pear - Golden Pear Securitization, Series 2022-1 July 31, 2022	Exhibit A.1

Golden Pear - Golden Pear Securitization, Series 2022-1 July 31, 2022 Exhibit A.1 Client ID Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier Contract Advance Amount Contract Advance Amount Proof of Payment Documentation Against Tape Tape against Funding Worksheet 97 Client 31000 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 98 Client 40085 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 99 Client 14827 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 100 Client 2490 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Composition of the Receivable Pool
(as of the Cutoff Date)

Outstanding Receivable Principal Balance	$84,619,110.60
Number of Individual Advances	16,807
Average Outstanding Receivable Principal Balance	$5,034.75
Number of Unique Obligors	4,926
Weighted Average Seasoning since Earliest Advance (months)	20.37
Weighted Average Seasoning since Latest Advance (months)	3.26
Weighted Average Expected Case Worth Ratio	15.47%

CBIZ Testing

Portfolio Summary			
	by Receivable Type		Aggregate
Item	Litigation	Medical	Portfolio
Receivable Principal Balance	$84,619,110.60	$12,029,842.90	$96,648,953.50
% of Aggregate Portfolio	87.55%	12.45%	100.00%
Number of Individual Advances	16,807	1,384	18,191
Number of Unique Obligors	4,926	1,149	6,075
Average Advance	$5,034.75	$8,692.08	$5,313.01
Average Advance per Obligor	$17,178.06	$10,469.84	$15,909.29
WA Seasoning From Individual Advance	9.13 months	5.43 months	8.67 months
WA Seasoning From Earliest Advance	20.37 months	5.71 months	18.54 months
WA Seasoning From Most Recent Advano	3.26 months	5.14 months	3.50 months
WA Case Worth Ratio	15.47%	20.02%	16.04%
WA Advance Rate (Medical Receivables)	n/a	23.55%	23.55%

Page 1 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Advance Type
(as of the Cutoff Date)

Advance Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Pre-Settlement	16,807	84,619,110.60	100.00%	87.55%
Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

CBIZ Testing

Litigation

Advance Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Pre-Settlement	16,807	84,619,110.60	100%	87.55%
Total	16,807	84,619,110.60	100%	87.55%

Page 2 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance per Unique Obligor
(as of the Cutoff Date)

Range of Aggregate Outstanding Receivable Principal Balance	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
$0 - $9,999.99	2,837	6,139,187.64	7.26%	6.35%
$10,000 - $24,999.99	1,999	8,672,557.12	10.25%	8.97%
$25,000 - $49,999.99	2,613	15,355,732.23	18.15%	15.89%
$50,000 - $74,999.99	2,763	16,160,414.37	19.10%	16.72%
$75,000 - $99,999.99	2,023	10,986,080.21	12.98%	11.37%
$100,000 - $149,999.99	2,448	13,832,796.97	16.35%	14.31%
$150,000 - $199,999.99	1,152	6,911,381.93	8.17%	7.15%
$200,000 - $249,999.99	566	3,304,603.84	3.91%	3.42%
$250,000 - $999,999.99	355	3,033,051.29	3.58%	3.14%
$1,000,000 - $1,999,999.99	51	223,305.00	0.26%	0.23%
Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

CBIZ Testing

Litigation

Range of Aggregate Outstanding Receivable Principal Balance	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
$0 - $9,999.99	2,837	6,139,187.64	7.26%	6.35%
$10,000 - $24,999.99	1,999	8,672,557.12	10.25%	8.97%
$25,000 - $49,999.99	2,613	15,355,732.23	18.15%	15.89%
$50,000 - $74,999.99	2,763	16,160,414.37	19.10%	16.72%
$75,000 - $99,999.99	2,023	10,986,080.21	12.98%	11.37%
$100,000 - $149,999.99	2,448	13,832,796.97	16.35%	14.31%
$150,000 - $199,999.99	1,152	6,911,381.93	8.17%	7.15%
$200,000 - $249,999.99	566	3,304,603.84	3.91%	3.42%
$250,000 - $999,999.99	355	3,033,051.29	3.58%	3.14%
$1,000,000 - $1,999,999.99	51	223,305.00	0.26%	0.23%
Total	16,807	84,619,110.60	100.00%	87.55%

Page 3 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Injury/Case Type
(as of the Cutoff Date)

Injury/Case Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Labor Law/Jones Act/FELA	7,982	45,131,683.68	53.34%	46.70%
Motor Vehicle Accident	5,210	22,397,760.19	26.47%	23.17%
Slip & Fall	2,075	9,599,062.97	11.34%	9.93%
Premises Liability	1,121	5,860,282.00	6.93%	6.06%
Third Party	152	774,212.90	0.91%	0.80%
Assault/Policy Brutality/Wrongful Imprisonment	193	425,215.00	0.50%	0.44%
Wrongful Death	37	331,941.36	0.39%	0.34%
Product Liability	18	63,337.50	0.07%	0.07%
Dog Bite	9	24,200.00	0.03%	0.03%
Workers Compensation	2	3,250.00	0.00%	0.00%
Other	8	8,165.00	0.01%	0.01%
Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

CBIZ Testing

Litigation

Injury/Case Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Labor Law/Jones Act/FELA	7,982	45,131,683.68	53.34%	46.70%
Motor Vehicle Accident	5,210	22,397,760.19	26.47%	23.17%
Slip & Fall	2,075	9,599,062.97	11.34%	9.93%
Premises Liability	1,121	5,860,282.00	6.93%	6.06%
Third Party	152	774,212.90	0.91%	0.80%
Assault/Policy Brutality/Wrongful I	193	425,215.00	0.50%	0.44%
Wrongful Death	37	331,941.36	0.39%	0.34%
Dog Bite	9	24,200.00	0.03%	0.03%
Product Liability	18	63,337.50	0.07%	0.07%
Workers Compensation	2	3,250.00	0.00%	0.00%
Other	8	8,165.00	0.01%	0.01%
Total	**16,807**	**84,619,111**	**100.00%**	**87.55%**

Page 4 of 28

Golden Pear Securitization, Series 2022-1 Exhibit A.2 Preliminary PPM Appendix A Testing Page 5 of 28 LITIGATION FUNDING RECEIVABLES Distribution of Outstanding Receivable Principal Balance by Payment Source (as of the Cutoff Date) Payment Source NAIC Rating Number of Individual AdvancesOutstanding Receivable Principal Balance ($) Percentage of Outstanding Receivable Principal Balance (Litigation) Percentage of Outstanding Receivable Principal Balance (Aggregate) New York (City of) NY 1 705 3,685,337.12 4.36% 3.81% The Travelers Companies, Inc 1 371 1,548,861.00 1.83% 1.60% Liberty Mutual 1 349 1,441,134.44 1.70% 1.49% NYCMTA 1 317 1,313,591.45 1.55% 1.36% GEICO 1 388 1,303,730.58 1.54% 1.35% State Farm 1 292 1,118,198.43 1.32% 1.16% AllState 1 271 955,838.15 1.13% 0.99% Travelers Indemnity Company of Connecticut 1 158 761,554.99 0.90% 0.79% Progressive 1 260 743,547.90 0.88% 0.77% Zurich 1 149 676,632.27 0.80% 0.70% United Specialty Insurance Corporation 1 75 666,814.75 0.79% 0.69% ACE American Insurance Company 1 100 658,182.00 0.78% 0.68% New York City Housing Authority (NYCHA) -- 122 656,861.17 0.78% 0.68% Greater New York Mutual Insurance 1 138 631,385.00 0.75% 0.65% US Liability 1 132 619,419.06 0.73% 0.64% Sedgwick Claims Management Services Inc 4 164 607,180.79 0.72% 0.63% AIG 2 127 588,552.49 0.70% 0.61% Hartford 1 104 523,535.00 0.62% 0.54% Starr Indemnity and Liability Co. 1 106 492,440.00 0.58% 0.51% Colony Insurance Company 1 135 471,150.00 0.56% 0.49% AmTrust North America Ins. Co. -- 92 452,981.00 0.54% 0.47% Chubb Corporation 1 50 412,448.57 0.49% 0.43% Mt. Hawley Insurance 1 47 403,187.66 0.48% 0.42% FedEx 2 56 380,637.00 0.45% 0.39% American Transit Insurance Company -- 128 348,102.24 0.41% 0.36% Network Adjusters -- 83 343,555.00 0.41% 0.36% Erie Insurance Group 1 62 337,505.00 0.40% 0.35% State National Insurance 1 68 334,855.00 0.40% 0.35% Lloyds of London 1 65 328,810.00 0.39% 0.34% Nationwide Insurance 1 94 326,289.64 0.39% 0.34% Unknown (Commercial) -- 6,503 37,698,753.96 44.55% 39.01% Unknown (Private Property) -- 157 799,025.18 0.94% 0.83% Unknown (State Limits) -- 147 232,830.00 0.28% 0.24% Unknown -- 94 439,105.63 0.52% 0.45% Remaining Payment Sources -- 4,698 22,317,078.13 26.37% 23.09% Total 16,807 84,619,110.60 100.00% 87.55% Intentionally Blank - CBIZ Testing on the following page

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

Payment Source CBIZ Testing

Litigation

Payment Source	NAIC Rating	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
New York (City of) NY	1	705	3,685,337.12	4.36%	3.81%
The Travelers Companies, Inc	1	371	1,548,861.00	1.83%	1.60%
Liberty Mutual	1	349	1,441,134.44	1.70%	1.49%
NYCMTA	1	317	1,313,591.45	1.55%	1.36%
GEICO	1	388	1,303,730.58	1.54%	1.35%
State Farm	1	292	1,118,198.43	1.32%	1.16%
AllState	1	271	955,838.15	1.13%	0.99%
Travelers Indemnity Company of Connecticut	1	158	761,554.99	0.90%	0.79%
Progressive	1	260	743,547.90	0.88%	0.77%
Zurich	1	149	676,632.27	0.80%	0.70%
United Specialty Insurance Corporation	1	75	666,814.75	0.79%	0.69%
ACE American Insurance Company	1	100	658,182.00	0.78%	0.68%
New York City Housing Authority (NYCHA)	–	122	656,861.17	0.78%	0.68%
Greater New York Mutual Insurance	1	138	633,385.00	0.75%	0.65%
US Liability	1	132	619,419.06	0.73%	0.64%
Sedgwick Claims Management Services Inc	4	164	607,180.79	0.72%	0.63%
AIG	2	127	588,552.49	0.70%	0.61%
Hartford	1	104	523,535.00	0.62%	0.54%
Starr Indemnity and Liability Co.	1	106	492,440.00	0.58%	0.51%
Colony Insurance Company	1	135	471,150.00	0.56%	0.49%
AmTrust North America Ins. Co.	–	92	452,981.00	0.54%	0.47%
Chubb Corporation	1	50	412,448.57	0.49%	0.43%
Mt. Hawley Insurance	1	47	403,187.66	0.48%	0.42%
FedEx	2	56	380,637.00	0.45%	0.39%
American Transit Insurance Company	–	128	348,102.24	0.41%	0.36%
Network Adjusters	–	83	343,555.00	0.41%	0.36%
Erie Insurance Group	1	62	337,505.00	0.40%	0.35%
State National Insurance	1	68	334,855.00	0.40%	0.35%
Lloyds of London	1	65	328,810.00	0.39%	0.34%
Nationwide Insurance	1	94	326,289.64	0.39%	0.34%
Unknown (Commercial)	–	6,503	37,698,753.96	44.55%	39.01%
Unknown (Private Property)	–	157	799,025.18	0.94%	0.83%
Unknown (State Limits)	–	147	232,830.00	0.28%	0.24%
Unknown	–	94	439,105.63	0.52%	0.45%
Remaining Payment Sources		4,098	22,317,078.13	26.37%	23.09%
Total		16,807	84,619,110.60	100.00%	87.55%

Page 6 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Payment Source NAIC Rating
(as of the Cutoff Date)

NAIC Rating	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
NAIC 1	7,422	34,635,496.89	40.93%	35.84%
NAIC 2	554	2,797,089.20	3.31%	2.89%
NAIC 3	114	499,783.00	0.59%	0.52%
NAIC 4	208	783,850.79	0.93%	0.81%
NAIC 5	0	0.00	0.00%	0.00%
NAIC 6	24	84,080.00	0.10%	0.09%
N/A / Unknown	8,485	45,818,810.72	54.15%	47.41%
Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

CBIZ Testing

Litigation

NAIC Rating	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
NAIC 1	7,422	34,635,496.89	40.93%	35.84%
NAIC 2	554	2,797,089.20	3.31%	2.89%
NAIC 3	114	499,783.00	0.59%	0.52%
NAIC 4	208	783,850.79	0.93%	0.81%
NAIC 5	0	0.00	0.00%	0.00%
NAIC 6	24	84,080.00	0.10%	0.09%
N/A / Unknown	8,485	45,818,810.72	54.15%	47.41%
Total	16,807	84,619,110.60	100.00%	87.55%

Page 7 of 28

Golden Pear Securitization, Series 2022-1 Exhibit A.2 Preliminary PPM Appendix A Testing Page 8 of 28 LITIGATION FUNDING RECEIVABLES Distribution of Outstanding Receivable Principal Balance by Law Firm (as of the Cutoff Date) Law Firm Number of Individual AdvancesOutstanding Receivable Principal Balance ($) Percentage of Outstanding Receivable Principal Balance (Litigation) Percentage of Outstanding Receivable Principal Balance (Aggregate) Law Firm 1 3,402 23,753,671.36 28.07% 24.58% Law Firm 2 2,615 10,980,894.51 12.98% 11.36% Law Firm 3 1,469 9,236,890.03 10.92% 9.56% Law Firm 4 1,059 4,093,518.36 4.84% 4.24% Law Firm 5 942 3,455,260.00 4.08% 3.58% Law Firm 6 781 3,423,296.32 4.05% 3.54% Law Firm 7 679 3,077,636.03 3.64% 3.18% Law Firm 8 601 2,340,897.29 2.77% 2.42% Law Firm 9 315 2,209,992.29 2.61% 2.29% Law Firm 10 364 1,266,450.00 1.50% 1.31% Law Firm 11 173 1,213,248.58 1.43% 1.26% Law Firm 12 134 1,103,103.59 1.30% 1.14% Law Firm 13 355 1,092,060.31 1.29% 1.13% Law Firm 14 90 915,073.06 1.08% 0.95% Law Firm 15 62 848,357.56 1.00% 0.88% Law Firm 16 132 673,730.00 0.80% 0.70% Law Firm 17 31 567,129.74 0.67% 0.59% Law Firm 18 46 483,465.00 0.57% 0.50% Law Firm 19 46 445,700.00 0.53% 0.46% Law Firm 20 75 375,650.00 0.44% 0.39% Law Firm 21 78 334,725.00 0.40% 0.35% Law Firm 22 63 316,400.00 0.37% 0.33% Law Firm 23 32 293,903.12 0.35% 0.30% Law Firm 24 26 293,249.00 0.35% 0.30% Law Firm 25 60 291,905.00 0.34% 0.30% Law Firm 26 47 284,958.81 0.34% 0.29% Law Firm 27 25 225,648.50 0.27% 0.23% Law Firm 28 64 222,207.00 0.26% 0.23% Law Firm 29 12 215,409.99 0.25% 0.22% Law Firm 30 30 202,000.00 0.24% 0.21% Remaining Law Firms 2,999 10,382,680.15 12.27% 10.74% Total 16,807 84,619,110.60 100.00% 87.55% Intentionally Blank - CBIZ Testing on the following page

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

Law Firm CBIZ Testing

Litigation

Law Firm	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Law Firm 83	3,402	23,753,671.36	28.07%	24.58%
Law Firm 76	2,615	10,980,894.51	12.98%	11.36%
Law Firm 84	1,469	9,236,890.03	10.92%	9.56%
Law Firm 191	1,059	4,093,518.36	4.84%	4.24%
Law Firm 77	942	3,455,260.00	4.08%	3.58%
Law Firm 1043	781	3,423,296.32	4.05%	3.54%
Law Firm 6	679	3,077,636.03	3.64%	3.18%
Law Firm 78	601	2,340,897.29	2.77%	2.42%
Law Firm 240	315	2,209,992.29	2.61%	2.29%
Law Firm 582	364	1,266,450.00	1.50%	1.31%
Law Firm 1	173	1,213,248.58	1.43%	1.26%
Law Firm 211	134	1,103,103.59	1.30%	1.14%
Law Firm 181	355	1,092,060.31	1.29%	1.13%
Law Firm 785	90	915,073.06	1.08%	0.95%
Law Firm 1101	62	848,357.56	1.00%	0.88%
Law Firm 203	132	673,730.00	0.80%	0.70%
Law Firm 218	31	567,129.74	0.67%	0.59%
Law Firm 150	46	483,465.00	0.57%	0.50%
Law Firm 804	46	445,700.00	0.53%	0.46%
Law Firm 222	75	375,650.00	0.44%	0.39%
Law Firm 209	78	334,725.00	0.40%	0.35%
Law Firm 1085	63	316,400.00	0.37%	0.33%
Law Firm 902	32	293,903.12	0.35%	0.30%
Law Firm 806	26	293,249.00	0.35%	0.30%
Law Firm 199	60	291,905.00	0.34%	0.30%
Law Firm 89	47	284,958.81	0.34%	0.29%
Law Firm 268	25	225,648.50	0.27%	0.23%
Law Firm 90	64	222,207.00	0.26%	0.23%
Law Firm 828	12	215,409.99	0.25%	0.22%
Law Firm 752	30	202,000.00	0.24%	0.21%
Remaining Law Firms	2,999	10,382,680.15	12.27%	10.74%
Total	16,807	84,619,110.60	100.00%	87.55%

Page 9 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Months Outstanding from the Earliest Advance Date
(as of the Cutoff Date)

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 5.99 months	1,513	10,013,464.65	11.83%	10.36%
6 - 11.99 months	3,713	20,698,138.51	24.46%	21.42%
12 - 17.99 months	2,854	14,149,663.86	16.72%	14.64%
18 - 23.99 months	2,477	12,196,321.71	14.41%	12.62%
24 - 35.99 months	3,249	14,443,648.82	17.07%	14.94%
36 - 47.99 months	1,668	7,578,324.27	8.96%	7.84%
48 - 59.99 months	712	3,178,301.73	3.76%	3.29%
≥ 60 months	621	2,361,247.05	2.79%	2.44%
Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

CBIZ Testing

Litigation

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 5.99 months	1,513	10,013,464.65	11.83%	10.36%
6 - 11.99 months	3,713	20,698,138.51	24.46%	21.42%
12 - 17.99 months	2,854	14,149,663.86	16.72%	14.64%
18 - 23.99 months	2,477	12,196,321.71	14.41%	12.62%
24 - 35.99 months	3,249	14,443,648.82	17.07%	14.94%
36 - 47.99 months	1,668	7,578,324.27	8.96%	7.84%
48 - 59.99 months	712	3,178,301.73	3.76%	3.29%
≥ 60 months	621	2,361,247.05	2.79%	2.44%
Total	16,807	84,619,110.60	100.00%	87.55%

Page 10 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Months Outstanding from the Most Recent Advance Date
(as of the Cutoff Date)

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 0.99 months	5,449	26,492,803.41	31.31%	27.41%
1 - 1.99 months	4,336	21,897,640.18	25.88%	22.66%
2 - 2.99 months	1,406	7,877,725.64	9.31%	8.15%
3 - 3.99 months	1,210	6,678,435.75	7.89%	6.91%
4 - 4.99 months	737	3,625,289.49	4.28%	3.75%
5 - 5.99 months	579	3,340,096.96	3.95%	3.46%
6 - 11.99 months	2,106	10,864,964.37	12.84%	11.24%
12 - 23.99 months	533	2,137,000.79	2.53%	2.21%
≥ 24 months	451	1,705,154.01	2.02%	1.76%
Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

CBIZ Testing

Litigation

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 0.99 months	5,449	26,492,803.41	31.31%	27.41%
1 - 1.99 months	4,336	21,897,640.18	25.88%	22.66%
2 - 2.99 months	1,406	7,877,725.64	9.31%	8.15%
3 - 3.99 months	1,210	6,678,435.75	7.89%	6.91%
4 - 4.99 months	737	3,625,289.49	4.28%	3.75%
5 - 5.99 months	579	3,340,096.96	3.95%	3.46%
6 - 11.99 months	2,106	10,864,964.37	12.84%	11.24%
12 - 23.99 months	533	2,137,000.79	2.53%	2.21%
≥ 24 months	451	1,705,154.01	2.02%	1.76%
Total	16,807	84,619,110.60	100.00%	87.55%

Page 11 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Expected Case Worth Ratio
(as of the Cutoff Date)

Expected Case Worth Ratio	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0.00% - 4.99%	270	1,271,834.32	1.50%	1.32%
5.00% - 9.99%	1,621	7,238,567.25	8.55%	7.49%
10.00% - 14.99%	5,143	23,805,207.30	28.13%	24.63%
15.00% - 19.99%	8,570	46,494,144.47	54.95%	48.11%
20.00% - 24.99%	1,145	5,628,464.76	6.65%	5.82%
25.00% - 29.99%	21	62,542.50	0.07%	0.06%
30.00% or Greater	37	118,350.00	0.14%	0.12%
Total	16,807	84,619,110.60	100.00%	87.55%

CBIZ Testing

Litigation

Expected Case Worth Ratio	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0.00% - 4.99%	270	1,271,834.32	1.50%	1.32%
5.00% - 9.99%	1,621	7,238,567.25	8.55%	7.49%
10.00% - 14.99%	5,143	23,805,207.30	28.13%	24.63%
15.00% - 19.99%	8,570	46,494,144.47	54.95%	48.11%
20.00% - 24.99%	1,145	5,628,464.76	6.65%	5.82%
25.00% - 29.99%	21	62,542.50	0.07%	0.06%
30.00% or Greater	37	118,350.00	0.14%	0.12%
Total	16,807	84,619,110.60	100.00%	87.55%

Page 12 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

LITIGATION FUNDING RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Plaintiff State
(as of the Cutoff Date)

State	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
New York	15,149	79,060,419.15	93.43%	81.80%
New Jersey	543	2,255,566.27	2.67%	2.33%
Florida	287	1,266,146.81	1.50%	1.31%
Georgia	358	817,892.74	0.97%	0.85%
California	141	505,406.51	0.60%	0.52%
Pennsylvania	200	208,100.00	0.25%	0.22%
Oregon	14	142,469.00	0.17%	0.15%
Texas	38	107,631.69	0.13%	0.11%
Tennessee	38	92,350.96	0.11%	0.10%
Connecticut	13	81,385.85	0.10%	0.08%
New Hampshire	7	38,500.00	0.05%	0.04%
Wisconsin	5	14,537.37	0.02%	0.02%
Idaho	3	7,500.00	0.01%	0.01%
Massachusetts	3	6,750.00	0.01%	0.01%
Montana	1	4,586.25	0.01%	0.00%
Washington	2	3,300.00	0.00%	0.00%
Ohio	2	2,868.00	0.00%	0.00%
Rhode Island	1	2,000.00	0.00%	0.00%
Virginia	1	1,000.00	0.00%	0.00%
Louisiana	1	700.00	0.00%	0.00%
Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

CBIZ Testing

Litigation

	State	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
NY	New York	15,149	79,060,419.15	93.43%	81.80%
NJ	New Jersey	543	2,255,566.27	2.67%	2.33%
FL	Florida	287	1,266,146.81	1.50%	1.31%
GA	Georgia	358	817,892.74	0.97%	0.85%
CA	California	141	505,406.51	0.60%	0.52%
PA	Pennsylvania	200	208,100.00	0.25%	0.22%
OR	Oregon	14	142,469.00	0.17%	0.15%
TX	Texas	38	107,631.69	0.13%	0.11%
TN	Tennessee	38	92,350.96	0.11%	0.10%
CT	Connecticut	13	81,385.85	0.10%	0.08%
NH	New Hampshire	7	38,500.00	0.05%	0.04%
WI	Wisconsin	5	14,537.37	0.02%	0.02%
ID	Idaho	3	7,500.00	0.01%	0.01%
MA	Massachusetts	3	6,750.00	0.01%	0.01%
MT	Montana	1	4,586.25	0.01%	0.00%
WA	Washington	2	3,300.00	0.00%	0.00%
OH	Ohio	2	2,868.00	0.00%	0.00%
RI	Rhode Island	1	2,000.00	0.00%	0.00%
VA	Virginia	1	1,000.00	0.00%	0.00%
LA	Louisiana	1	700.00	0.00%	0.00%
	Total	**16,807**	**84,619,110.60**	**100.00%**	**87.55%**

Page 13 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Composition of the Receivable Pool
(as of the Cutoff Date)

Outstanding Receivable Principal Balance	$12,029,842.90
Number of Individual Advances	1,384
Average Outstanding Receivable Principal Balance	$8,692.08
Number of Unique Cases	1,149
Weighted Average Seasoning since Earliest Advance (months)	5.71
Weighted Average Seasoning since Most Recent Advance (months)	5.14
Weighted Average Expected Case Worth Ratio	20.02%

CBIZ Testing

Portfolio Summary			
	by Receivable Type		Aggregate
Item	Litigation	Medical	Portfolio
Receivable Principal Balance	$84,619,110.60	$12,029,842.90	$96,648,953.50
% of Aggregate Portfolio	87.55%	12.45%	100.00%
Number of Individual Advances	16,807	1,384	18,191
Number of Unique Obligors	4,926	1,149	6,075
Average Advance	$5,034.75	$8,692.08	$5,313.01
Average Advance per Obligor	$17,178.06	$10,469.84	$15,909.29
WA Seasoning From Individual Advance	9.13 months	5.43 months	8.67 months
WA Seasoning From Earliest Advance	20.37 months	5.71 months	18.54 months
WA Seasoning From Most Recent Advan	3.26 months	5.14 months	3.50 months
WA Case Worth Ratio	15.47%	20.02%	16.04%
WA Advance Rate (Medical Receivables)	n/a	23.55%	23.55%

Page 14 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing
Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Advance Type
(as of the Cutoff Date)

Advance Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Medical Advance	1,384	12,029,842.90	100.00%	12.45%
Total	**1,384**	**12,029,842.90**	**100.00%**	**12.45%**

CBIZ Testing

Medical

Advance Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Medical Advance	1,384	12,029,842.90	100%	12.45%
Total	1,384	12,029,842.90	100%	12.45%

Page 15 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance per Unique Obligor
(as of the Cutoff Date)

Range of Aggregate Outstanding Receivable Principal Balance	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
$0 - $9,999.99	948	2,246,454.09	18.67%	2.32%
$10,000 - $24,999.99	257	3,218,344.30	26.75%	3.33%
$25,000 - $49,999.99	102	2,806,076.16	23.33%	2.90%
$50,000 - $74,999.99	53	2,208,472.18	18.36%	2.29%
$75,000 - $99,999.99	15	932,973.76	7.76%	0.97%
$100,000 - $149,999.99	9	617,522.41	5.13%	0.64%
Total	1,384	12,029,842.90	100.00%	12.45%

CBIZ Testing

Medical

Range of Aggregate Outstanding Receivable Principal Balance	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
$0 - $9,999.99	948	2,246,454.09	18.67%	2.32%
$10,000 - $24,999.99	257	3,218,344.30	26.75%	3.33%
$25,000 - $49,999.99	102	2,806,076.16	23.33%	2.90%
$50,000 - $74,999.99	53	2,208,472.18	18.36%	2.29%
$75,000 - $99,999.99	15	932,973.76	7.76%	0.97%
$100,000 - $149,999.99	9	617,522.41	5.13%	0.64%
Total	1,384	12,029,842.90	100.00%	12.45%

Page 16 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Injury/Case Type
(as of the Cutoff Date)

Injury/Case Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Motor Vehicle Accident	1,172	9,691,225.02	80.56%	10.03%
Slip & Fall	115	1,283,441.19	10.67%	1.33%
Premises Liability	77	731,580.98	6.08%	0.76%
Third Party	8	194,154.71	1.61%	0.20%
Assault/Policy Brutality/Wrongful Imprisonment	4	91,721.00	0.76%	0.09%
Dog Bite	7	36,595.00	0.30%	0.04%
Workers Compensation	1	1,125.00	0.01%	0.00%
Total	1,384	12,029,842.90	100.00%	12.45%

CBIZ Testing

Medical

Injury/Case Type	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Motor Vehicle Accident	1,172	9,691,225.02	80.56%	10.03%
Slip & Fall	115	1,283,441.19	10.67%	1.33%
Premises Liability	77	731,580.98	6.08%	0.76%
Dog Bite	7	36,595.00	0.30%	0.04%
Third Party	8	194,154.71	1.61%	0.20%
Assault/Policy Brutality/Wrongful I	4	91,721.00	0.76%	0.09%
Workers Compensation	1	1,125.00	0.01%	0.00%
Total	1,384	12,029,843	100.00%	12.45%

Page 17 of 28

Golden Pear Securitization, Series 2022-1 Exhibit A.2 Preliminary PPM Appendix A Testing Page 18 of 28 MEDICAL RECEIVABLES Distribution of Outstanding Receivable Principal Balance by Payment Source (as of the Cutoff Date) Payment Source NAIC Rating Number of Individual AdvancesOutstanding Receivable Principal Balance ($) Percentage of Outstanding Receivable Principal Balance (Medical) Percentage of Outstanding Receivable Principal Balance (Aggregate) Progressive 1 49 517,685.69 4.30% 0.54% GEICO 1 38 413,989.98 3.44% 0.43% United Auto Insurance -- 13 290,554.77 2.42% 0.30% State Farm 1 30 280,308.52 2.33% 0.29% Liberty Mutual 1 8 241,874.41 2.01% 0.25% Old Republic Insurance Company 1 8 222,556.07 1.85% 0.23% Berkley Insurance Company 1 3 167,698.46 1.39% 0.17% Travelers Indemnity Company of Connecticut 1 11 157,853.07 1.31% 0.16% Liberty Insurance Group, Inc -- 4 143,716.80 1.19% 0.15% AllState 1 15 139,524.49 1.16% 0.14% ACE American Insurance Company 1 10 137,676.09 1.14% 0.14% United Services Automobile Association (USAA) 1 12 124,307.62 1.03% 0.13% National Interstate Insurance 1 1 85,913.10 0.71% 0.09% Ean Holdings, LLC -- 2 82,857.34 0.69% 0.09% Acord Insurance Company -- 1 79,062.05 0.66% 0.08% Infinity Auto Insurance Company 1 4 78,787.29 0.65% 0.08% Infinity Assurance Insurance 1 4 77,548.01 0.64% 0.08% Nationwide Insurance 1 4 75,711.83 0.63% 0.08% Sentry Insurance 1 1 74,966.43 0.62% 0.08% Protective Insurance Company 1 5 71,104.90 0.59% 0.07% Complex Coverage Inc -- 1 69,997.19 0.58% 0.07% Hartford 1 9 64,252.64 0.53% 0.07% Miami-Dade (County of) FL 1 3 63,440.12 0.53% 0.07% Imperial Fire and Casualty 1 4 63,314.27 0.53% 0.07% Esis Insurance -- 3 63,203.57 0.53% 0.07% Gallagher Bassett Services, Inc. -- 4 62,196.02 0.52% 0.06% Florida Insurance Guaranty Association -- 1 60,905.65 0.51% 0.06% Home State County Mutual Insurance -- 1 59,976.78 0.50% 0.06% Sunbelt Rentals Inc. 3 1 59,304.95 0.49% 0.06% Shelter Insurance Company 1 1 59,055.85 0.49% 0.06% Unknown (Commercial) -- 180 2,195,137.68 18.25% 2.27% Unknown (Private Property) -- 3 14,075.00 0.12% 0.01% Unknown (State Limits) -- 17 153,911.80 1.28% 0.16% Unknown -- 776 3,860,499.29 32.09% 3.99% Remaining Payment Sources -- 157 1,716,875.17 14.27% 1.78% Total 1,384 12,029,842.90 100.00% 12.45% Intentionally Blank - CBIZ Testing on the following page

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

Payment Source CBIZ Testing

Medical

Payment Source	NAIC Rating	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Progressive	1	49	517,685.69	4.30%	0.54%
GEICO	1	38	413,989.98	3.44%	0.43%
United Auto Insurance	–	13	290,554.77	2.42%	0.30%
State Farm	1	30	280,308.52	2.33%	0.29%
Liberty Mutual	1	8	241,874.41	2.01%	0.25%
Old Republic Insurance Company	1	8	222,556.07	1.85%	0.23%
Berkley Insurance Company	1	3	167,698.46	1.39%	0.17%
Travelers Indemnity Company of Connecticut	1	11	157,853.07	1.31%	0.16%
Liberty Insurance Group, Inc	–	4	143,716.80	1.19%	0.15%
AllState	1	15	139,524.49	1.16%	0.14%
ACE American Insurance Company	1	10	137,676.09	1.14%	0.14%
United Services Automobile Association (USAA)	1	12	124,307.62	1.03%	0.13%
National Interstate Insurance	1	1	85,913.10	0.71%	0.09%
Dan Holdings, LLC	–	2	82,857.34	0.69%	0.09%
Acord Insurance Company	–	1	79,062.05	0.66%	0.08%
Infinity Auto Insurance Company	1	4	78,787.29	0.65%	0.08%
Infinity Assurance Insurance	1	4	77,548.01	0.64%	0.08%
Nationwide Insurance	1	4	75,711.83	0.63%	0.08%
Sentry Insurance	1	1	74,966.43	0.62%	0.08%
Protective Insurance Company	1	5	71,104.90	0.59%	0.07%
Complex Coverage Inc	–	1	69,997.19	0.58%	0.07%
Hartford	1	9	64,252.64	0.53%	0.07%
Miami-Dade (County of) FL	1	3	63,440.12	0.53%	0.07%
Imperial Fire and Casualty	1	4	63,314.27	0.53%	0.07%
Esis Insurance	–	3	63,203.57	0.53%	0.07%
Gallagher Bassett Services, Inc.	–	4	62,196.02	0.52%	0.06%
Florida Insurance Guaranty Association	–	1	60,905.65	0.51%	0.06%
Home State County Mutual Insurance	–	1	59,976.78	0.50%	0.06%
Sunbelt Rentals Inc.	3	1	59,304.95	0.49%	0.06%
Shelter Insurance Company	1	1	59,055.85	0.49%	0.06%
Unknown (Commercial)	–	180	2,195,137.68	18.25%	2.27%
Unknown (Private Property)	–	3	14,075.00	0.12%	0.01%
Unknown (State Limits)	–	17	153,911.80	1.28%	0.16%
Unknown	–	776	3,860,499.29	32.09%	3.99%
Remaining Payment Sources		157	1,716,875.17	14.27%	1.78%
Total		1,384	12,029,842.90	100.00%	12.45%

Page 19 of 28

Golden Pear Securitization, Series 2022-1 Exhibit A.2 Preliminary PPM Appendix A Testing Page 20 of 28 MEDICAL RECEIVABLES Distribution of Outstanding Receivable Principal Balance by Payment Source NAIC Rating (as of the Cutoff Date) NAIC Rating Number of Individual AdvancesOutstanding Receivable Principal Balance ($) Percentage of Outstanding Receivable Principal Balance (Medical) Percentage of Outstanding Receivable Principal Balance (Aggregate) NAIC 1 312 4,047,063.17 33.64% 4.19% NAIC 2 8 86,805.16 0.72% 0.09% NAIC 3 4 79,513.45 0.66% 0.08% NAIC 4 7 56,582.67 0.47% 0.06% NAIC 5 2 55,069.68 0.46% 0.06% NAIC 6 1 360.00 0.00% 0.00% N/A / Unknown 1,050 7,704,448.77 64.04% 7.97% Total 1,384 12,029,842.90 100.00% 12.45% CBIZ Testing MedicalNAIC RatingNumber of Individual AdvancesOutstanding Receivable Principal Balance ($)Percentage of Outstanding Receivable Principal Balance (Medical)Percentage of Outstanding Receivable Principal Balance (Aggregate)NAIC 13124,047,063.1733.64%4.19%NAIC 2886,805.160.72%0.09%NAIC 3479,513.450.66%0.08%NAIC 4756,582.670.47%0.06%NAIC 5255,069.680.46%0.06%NAIC 61360.000.00%0.00%N/A / Unknown1,0507,704,448.7764.04%7.97%Total1,38412,029,842.90100.00%12.45

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Law Firm
(as of the Cutoff Date)

Law Firm	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Law Firm 1	216	1,610,790.85	13.39%	1.67%
Law Firm 2	33	737,985.47	6.13%	0.76%
Law Firm 3	27	576,336.44	4.79%	0.60%
Law Firm 4	71	420,187.96	3.49%	0.43%
Law Firm 5	10	419,194.33	3.48%	0.43%
Law Firm 6	6	326,072.50	2.71%	0.34%
Law Firm 7	67	302,344.33	2.51%	0.31%
Law Firm 8	55	251,761.16	2.09%	0.26%
Law Firm 9	5	241,987.60	2.01%	0.25%
Law Firm 10	16	240,459.44	2.00%	0.25%
Law Firm 11	4	207,288.33	1.72%	0.21%
Law Firm 12	39	198,911.50	1.65%	0.21%
Law Firm 13	8	176,806.50	1.47%	0.18%
Law Firm 14	5	155,645.18	1.29%	0.16%
Law Firm 15	35	153,825.00	1.28%	0.16%
Law Firm 16	3	139,240.10	1.16%	0.14%
Law Firm 17	3	129,497.29	1.08%	0.13%
Law Firm 18	2	126,170.83	1.05%	0.13%
Law Firm 19	8	124,877.50	1.04%	0.13%
Law Firm 20	13	118,800.00	0.99%	0.12%
Law Firm 21	4	108,018.24	0.90%	0.11%
Law Firm 22	16	105,950.00	0.88%	0.11%
Law Firm 23	4	105,645.17	0.88%	0.11%
Law Firm 24	4	99,484.98	0.83%	0.10%
Law Firm 25	10	97,803.50	0.81%	0.10%
Law Firm 26	2	96,134.29	0.80%	0.10%
Law Firm 27	2	96,083.11	0.80%	0.10%
Law Firm 28	3	94,270.06	0.78%	0.10%
Law Firm 29	1	93,737.25	0.78%	0.10%
Law Firm 30	11	88,929.25	0.74%	0.09%
Remaining Law Firms	701	4,385,604.74	36.46%	4.54%
Total	1,384	12,029,842.90	100.00%	12.45%

Intentionally Blank - CBIZ Testing on the following page

Page **21** of **28**

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

Law Firm CBIZ Testing

Medical

Law Firm	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
Law Firm 109	216	1,610,790.85	13.39%	1.67%
Law Firm 17	33	737,985.47	6.13%	0.76%
Law Firm 7	27	576,336.44	4.79%	0.60%
Law Firm 316	71	420,187.96	3.49%	0.43%
Law Firm 506	10	419,194.33	3.48%	0.43%
Law Firm 420	6	326,072.50	2.71%	0.34%
Law Firm 341	67	302,344.33	2.51%	0.31%
Law Firm 62	55	251,761.16	2.09%	0.26%
Law Firm 455	5	241,987.60	2.01%	0.25%
Law Firm 38	16	240,459.44	2.00%	0.25%
Law Firm 458	4	207,288.33	1.72%	0.21%
Law Firm 312	39	198,911.50	1.65%	0.21%
Law Firm 335	8	176,806.50	1.47%	0.18%
Law Firm 108	5	155,645.18	1.29%	0.16%
Law Firm 313	35	153,825.00	1.28%	0.16%
Law Firm 453	3	139,240.10	1.16%	0.14%
Law Firm 431	3	129,497.29	1.08%	0.13%
Law Firm 423	2	126,170.83	1.05%	0.13%
Law Firm 339	8	124,877.50	1.04%	0.13%
Law Firm 265	13	118,800.00	0.99%	0.12%
Law Firm 337	4	108,018.24	0.90%	0.11%
Law Firm 369	16	105,950.00	0.88%	0.11%
Law Firm 522	4	105,645.17	0.88%	0.11%
Law Firm 245	4	99,484.98	0.83%	0.10%
Law Firm 441	10	97,803.50	0.81%	0.10%
Law Firm 449	2	96,134.29	0.80%	0.10%
Law Firm 311	2	96,083.11	0.80%	0.10%
Law Firm 319	3	94,270.06	0.78%	0.10%
Law Firm 5	1	93,737.25	0.78%	0.10%
Law Firm 374	11	88,929.25	0.74%	0.09%
Remaining Law Firms	701	4,385,604.74	36.46%	4.54%
Total	1,384	12,029,842.90	100.00%	12.45%

Page 22 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Months Outstanding from the Earliest Advance Date
(as of the Cutoff Date)

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 5.99 months	836	6,862,052.62	57.04%	7.10%
6 - 11.99 months	453	3,898,595.94	32.41%	4.03%
12 - 17.99 months	74	1,094,384.31	9.10%	1.13%
18 - 23.99 months	21	174,810.03	1.45%	0.18%
Total	**1,384**	**12,029,842.90**	**100.00%**	**12.45%**

CBIZ Testing

Medical

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 5.99 months	836	6,862,052.62	57.04%	7.10%
6 - 11.99 months	453	3,898,595.94	32.41%	4.03%
12 - 17.99 months	74	1,094,384.31	9.10%	1.13%
18 - 23.99 months	21	174,810.03	1.45%	0.18%
Total	1,384	12,029,842.90	100.00%	12.45%

Page 23 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Months Outstanding from the Most Recent Advance Date
(as of the Cutoff Date)

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 0.99 months	54	792,275.77	6.59%	0.82%
1 - 1.99 months	160	1,326,569.48	11.03%	1.37%
2 - 2.99 months	196	1,218,476.17	10.13%	1.26%
3 - 3.99 months	197	1,702,487.75	14.15%	1.76%
4 - 4.99 months	257	2,022,456.41	16.81%	2.09%
5 - 5.99 months	97	580,037.89	4.82%	0.60%
6 - 11.99 months	332	3,213,331.12	26.71%	3.32%
12 - 23.99 months	91	1,174,208.31	9.76%	1.21%
Total	**1,384**	**12,029,842.90**	**100.00%**	**12.45%**

CBIZ Testing

Medical

Months Outstanding	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0 - 0.99 months	54	792,275.77	6.59%	0.82%
1 - 1.99 months	160	1,326,569.48	11.03%	1.37%
2 - 2.99 months	196	1,218,476.17	10.13%	1.26%
3 - 3.99 months	197	1,702,487.75	14.15%	1.76%
4 - 4.99 months	257	2,022,456.41	16.81%	2.09%
5 - 5.99 months	97	580,037.89	4.82%	0.60%
6 - 11.99 months	332	3,213,331.12	26.71%	3.32%
12 - 23.99 months	91	1,174,208.31	9.76%	1.21%
Total	1,384	12,029,842.90	100.00%	12.45%

Page 24 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Expected Case Worth Ratio
(as of the Cutoff Date)

Expected Case Worth Ratio	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0.00% - 4.99%	49	233,198.56	1.94%	0.24%
5.00% - 9.99%	283	900,401.08	7.48%	0.93%
10.00% - 14.99%	313	2,431,330.93	20.21%	2.52%
15.00% - 19.99%	251	2,757,707.27	22.92%	2.85%
20.00% - 24.99%	212	2,680,717.87	22.28%	2.77%
25.00% - 29.99%	174	1,507,201.29	12.53%	1.56%
30.00% or Greater	102	1,519,285.90	12.63%	1.57%
Total	**1,384**	**12,029,842.90**	**100.00%**	**12.45%**

CBIZ Testing

Medical

Expected Case Worth Ratio	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
0.00% - 4.99%	49	233,198.56	1.94%	0.24%
5.00% - 9.99%	283	900,401.08	7.48%	0.93%
10.00% - 14.99%	313	2,431,330.93	20.21%	2.52%
15.00% - 19.99%	251	2,757,707.27	22.92%	2.85%
20.00% - 24.99%	212	2,680,717.87	22.28%	2.77%
25.00% - 29.99%	174	1,507,201.29	12.53%	1.56%
30.00% or Greater	102	1,519,285.90	12.63%	1.57%
Total	1,384	12,029,842.90	100.00%	12.45%

Page 25 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Medical Service Provider
(as of the Cutoff Date)

Medical Service Provider ("MSP")	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
MSP 1	117	964,812.66	8.02%	1.00%
MSP 2	29	914,397.82	7.60%	0.95%
MSP 3	49	708,302.09	5.89%	0.73%
MSP 4	64	584,993.96	4.86%	0.61%
MSP 5	68	557,333.82	4.63%	0.58%
MSP 6	51	529,449.98	4.40%	0.55%
MSP 7	40	408,705.02	3.40%	0.42%
MSP 8	21	383,077.93	3.18%	0.40%
MSP 9	71	367,229.38	3.05%	0.38%
MSP 10	16	307,372.46	2.56%	0.32%
MSP 11	32	267,054.98	2.22%	0.28%
MSP 12	19	248,531.39	2.07%	0.26%
MSP 13	24	243,500.57	2.02%	0.25%
MSP 14	49	238,025.82	1.98%	0.25%
MSP 15	23	222,383.76	1.85%	0.23%
MSP 16	37	220,721.22	1.83%	0.23%
MSP 17	32	216,446.10	1.80%	0.22%
MSP 18	19	207,868.00	1.73%	0.22%
MSP 19	8	199,181.06	1.66%	0.21%
MSP 20	26	183,000.47	1.52%	0.19%
MSP 21	17	166,052.46	1.38%	0.17%
MSP 22	13	160,953.75	1.34%	0.17%
MSP 23	15	151,470.64	1.26%	0.16%
MSP 24	6	149,369.04	1.24%	0.15%
MSP 25	20	141,266.21	1.17%	0.15%
MSP 26	18	137,131.36	1.14%	0.14%
MSP 27	20	130,915.76	1.09%	0.14%
MSP 28	18	130,450.61	1.08%	0.13%
MSP 29	15	126,448.06	1.05%	0.13%
MSP 30	18	123,425.12	1.03%	0.13%
Other	429	2,639,971.40	21.95%	2.73%
Total	**1,384**	**12,029,842.90**	**100.00%**	**12.45%**

Intentionally Blank - CBIZ Testing on the following page

Page 26 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

Medical Service Provider CBIZ Testing

Medical

Medical Service Provider ("MSP")	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
SafeWay Psychological Services	117	964,812.66	8.02%	1.00%
Advanced X-Press X-Ray LLC	29	914,397.82	7.60%	0.95%
MedTrans Go, Inc	49	708,302.09	5.89%	0.73%
Ortho Sport & Spine Physicians	64	584,993.96	4.86%	0.61%
Atlanta Rehab & Performance	68	557,333.82	4.63%	0.58%
Thrive Medical Partners	51	529,449.98	4.40%	0.55%
Klumar Arfai MD	40	408,705.02	3.40%	0.42%
Sababa Health Group	21	383,077.93	3.18%	0.40%
Kenny Hanna	71	367,229.38	3.05%	0.38%
Patrick Scott Hill	16	307,372.46	2.56%	0.32%
Results Physiotherapy	32	267,054.98	2.22%	0.28%
Orthopaedic & Spine Surgery of Atlanta	19	248,531.39	2.07%	0.26%
Macon Orthopedic & Hand Center	24	243,500.57	2.02%	0.25%
Jeffrey Jeng MD	49	238,025.82	1.98%	0.25%
Jones PT Physical Therapy	23	222,383.76	1.85%	0.23%
Omar Mora MD	37	220,721.22	1.83%	0.23%
Cadence Surigical Solutions LLC	32	216,446.10	1.80%	0.22%
Orthopaedic & Spine Center of Atlanta	19	207,868.00	1.73%	0.22%
Peachtree Spine Physicians	8	199,181.06	1.66%	0.21%
Legacy Brain and Spine LLC	26	183,000.47	1.52%	0.19%
OSSP Imaging of North Atlanta	17	166,052.46	1.38%	0.17%
Healing Hands Physical Therapy Center	13	160,953.75	1.34%	0.17%
Beverly Hills Sunset Surgery Center	15	151,470.64	1.26%	0.16%
Farzin Kabaei MD	6	149,369.04	1.24%	0.15%
Thrive Orthopaedics	20	141,266.21	1.17%	0.15%
Michael Garbarini MD	18	137,131.36	1.14%	0.14%
Converge Medical Technology LLC	20	130,915.76	1.09%	0.14%
Sovereign Rehab of Georgia	18	130,450.61	1.08%	0.13%
Allegiance Imaging & Radiology	15	126,448.06	1.05%	0.13%
Total Athlete Sports Medicine	18	123,425.12	1.03%	0.13%
				0.00%
Remaining Law Firms	429	2,639,971.40	21.95%	2.73%
Total	**1,384**	**12,029,843**	**100%**	**12.45%**

Page 27 of 28

Golden Pear Securitization, Series 2022-1
Preliminary PPM Appendix A Testing

Exhibit A.2

MEDICAL RECEIVABLES

Distribution of Outstanding Receivable Principal Balance by Plaintiff State
(as of the Cutoff Date)

State	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Medical)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
California	890	5,056,215.03	42.03%	5.23%
Texas	165	3,437,034.10	28.57%	3.56%
Florida	201	2,624,728.73	21.82%	2.72%
Georgia	83	723,396.00	6.01%	0.75%
Illinois	11	96,826.80	0.80%	0.10%
Nevada	26	31,926.08	0.27%	0.03%
Louisiana	1	24,024.17	0.20%	0.02%
South Carolina	2	10,584.00	0.09%	0.01%
New Jersey	1	7,182.00	0.06%	0.01%
Alabama	1	6,793.49	0.06%	0.01%
Pennsylvania	1	5,670.00	0.05%	0.01%
Ohio	1	4,191.25	0.03%	0.00%
Tennessee	1	1,271.25	0.01%	0.00%
Total	1,384	12,029,842.90	100.00%	12.45%

CBIZ Testing

Medical

	State	Number of Individual Advances	Outstanding Receivable Principal Balance ($)	Percentage of Outstanding Receivable Principal Balance (Litigation)	Percentage of Outstanding Receivable Principal Balance (Aggregate)
CA	California	890	5,056,215.03	42.03%	5.23%
TX	Texas	165	3,437,034.10	28.57%	3.56%
FL	Florida	201	2,624,728.73	21.82%	2.72%
GA	Georgia	83	723,396.00	6.01%	0.75%
IL	Illinois	11	96,826.80	0.80%	0.10%
NV	Nevada	26	31,926.08	0.27%	0.03%
LA	Louisiana	1	24,024.17	0.20%	0.02%
SC	South Carolina	2	10,584.00	0.09%	0.01%
NJ	New Jersey	1	7,182.00	0.06%	0.01%
AL	Alabama	1	6,793.49	0.06%	0.01%
PA	Pennsylvania	1	5,670.00	0.05%	0.01%
OH	Ohio	1	4,191.25	0.03%	0.00%
TN	Tennessee	1	1,271.25	0.01%	0.00%
	Total	1,384	12,029,842.90	100.00%	12.45%

Page 28 of 28